Reserves for Unpaid Loss and Loss Adjustment Expenses (Details) - Schedule of Unaudited Supplementary Information about the Average Annual Percentage	12 Months Ended
Dec. 31, 2023
Year 1 [Member]
Schedule of Unaudited Supplementary Information about the Average Annual Percentage [Line Items]
Specialty Long-tail	32.00%
Specialty Short-tail	53.00%
Reinsurance	46.00%
Year 2 [Member]
Schedule of Unaudited Supplementary Information about the Average Annual Percentage [Line Items]
Specialty Long-tail	23.00%
Specialty Short-tail	25.00%
Reinsurance	23.00%
Year 3 [Member]
Schedule of Unaudited Supplementary Information about the Average Annual Percentage [Line Items]
Specialty Long-tail	17.00%
Specialty Short-tail	11.00%
Reinsurance	13.00%
Year 4 [Member]
Schedule of Unaudited Supplementary Information about the Average Annual Percentage [Line Items]
Specialty Long-tail	11.00%
Specialty Short-tail	6.00%
Reinsurance	7.00%
Year 5 [Member]
Schedule of Unaudited Supplementary Information about the Average Annual Percentage [Line Items]
Specialty Long-tail	7.00%
Specialty Short-tail	3.00%
Reinsurance	4.00%
Year 6 [Member]
Schedule of Unaudited Supplementary Information about the Average Annual Percentage [Line Items]
Specialty Long-tail	5.00%
Specialty Short-tail	1.00%
Reinsurance	3.00%
Year 7 [Member]
Schedule of Unaudited Supplementary Information about the Average Annual Percentage [Line Items]
Specialty Long-tail	3.00%
Specialty Short-tail	1.00%
Reinsurance	2.00%
Year 8 [Member]
Schedule of Unaudited Supplementary Information about the Average Annual Percentage [Line Items]
Specialty Long-tail	1.00%
Reinsurance	1.00%
Year 9 [Member]
Schedule of Unaudited Supplementary Information about the Average Annual Percentage [Line Items]
Specialty Long-tail	1.00%
Reinsurance	1.00%